UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

  /s/  Gregory M. Orrell     Livermore, CA     November 01, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $171,508 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108    12690   178660 SH       SOLE                   178660        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206    12179   263400 SH       SOLE                   263400        0        0
AURIZON MINES LTD              COM              05155P106     1735   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     5003   108100 SH       SOLE                   108100        0        0
CLAUDE RES.                    COM              182873950      442   291200 SH       SOLE                   291200        0        0
ELDORADO GOLD CORP NEW         COM              284902103    12271   663633 SH       SOLE                   663633        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     5482   359000 SH       SOLE                   359000        0        0
GOLDCORP INC NEW               COM              380956409    23468   539250 SH       SOLE                   539250        0        0
GREAT BASIN GOLD LTD           COM              390124105      613   250000 SH       SOLE                   250000        0        0
IAMGOLD CORP                   COM              450913108    10422   588500 SH       SOLE                   588500        0        0
ISHARES SILVER TRUST           ISHARES          46428q109     1070    50200 SH       SOLE                    50200        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    19928  1061480 SH       SOLE                  1061480        0        0
MAG SILVER CORP                COM              55903Q104     2285   300000 SH       SOLE                   300000        0        0
NEVSUN RES LTD                 COM              64156L101      717   146400 SH       SOLE                   146400        0        0
NEW GOLD INC CDA               COM              644535106     1346   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     8844   140800 SH       SOLE                   140800        0        0
NORTHGATE MINERALS CORP        COM              666416102      756   250000 SH       SOLE                   250000        0        0
PAN AMERICAN SILVER CORP       COM              697900108     2198    74275 SH       SOLE                    74275        0        0
RANDGOLD RES LTD               ADR              752344309    16396   161600 SH       SOLE                   161600        0        0
ROYAL GOLD INC                 COM              780287108     3239    65000 SH       SOLE                    65000        0        0
SILVER WHEATON CORP            COM              828336107     6773   254299 SH       SOLE                   254299        0        0
SPDR GOLD TRUST                COM              863307104    15183   118700 SH       SOLE                   118700        0        0
YAMANA GOLD INC                COM              98462Y100     8468   742850 SH       SOLE                   742850        0        0